Long Term Debt - Components of Interest Expense by Instrument Type (Details) (10-Q) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Debt Disclosure [Abstract]
Interest on convertible debentures	$ 12,804	$ 29,012
Amortization of debt discounts	675,239	305,747
Loss on debt conversions		4,272
Interest on short and long term debt	54,610	2,597
Accounts payable related finance charges	2,395	3,646
Interest expense	$ 745,048	$ 345,274